Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Principal accounting policies [Abstract]
Schedule of property and equipment estimated useful lives and residual rate
	Estimated useful lives	Residual rate

Buildings	40 years	0%
Servers, computers and equipment	3 years	0%-5%
Leasehold improvements	Shorter of lease term or 5 years	0%
Decoration of buildings	10 years	0%
Motor vehicles	4 years	5%
Furniture, fixture and office equipment	5 years	0%-5%

Schedule of amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives
Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives

Brand names	1-15 years
Operating rights	Shorter of the economic life or contract terms
Software	3 -5 years
Domain names	15 years
Technology	5 years
Others	3-5 years